Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 2,491,316,213	$ 362,346,915	¥ 2,164,458,820	¥ 576,652,618
Adjustments to reconcile net income to net cash used in operating activities:
Provision for receivables	1,178,723,206	171,438,180	605,163,716	132,176,545
Depreciation and amortization	12,065,648	1,754,876	5,790,986	1,503,467
Loss on disposal of property and equipment	137,268	19,965
Amortization of deferred origination costs			100,598	24,602,131
Share-based compensation expense	57,981,487	8,433,058	64,055,851	22,133,620
Share of loss from equity method investment	11,319,279	1,646,321	20,676,273	4,805,183
Investment income of short-term investments	(10,117,286)	(1,471,498)
Foreign exchange loss, net	90,771,459	13,202,161	7,176,838	9,651,304
Changes in operating assets and liabilities:
Financing service fee receivables	112,068,030	16,299,619	(78,970,874)	(48,525,142)
Contract asset	(799,992,914)	(116,354,144)
Receivables from related parties	372,812	54,223	629,329	(180,927,010)
Deferred tax assets	(127,952,203)	(18,609,876)	(97,672,912)	(17,787,699)
Other current and non-current assets	(137,098,248)	(19,940,113)	(308,848,775)	(39,046,338)
Interest payables	(62,457,896)	(9,084,124)	121,442,961	17,598,338
Payables to related parties	(3,108,873)	(452,167)	(16,496,440)	20,473,187
Guarantee liabilities	255,623,253	37,178,860	165,571,647	6,357,074
Other current and non-current liabilities	262,667,592	38,203,416	144,730,768	264,395,861
Net cash provided by operating activities	3,332,318,827	484,665,672	2,797,808,786	794,063,139
Cash flows from investing activities:
Proceeds from redemption of short-term investments	1,652,558,415	240,354,653	1,285,350,000	4,529,102,112
Proceeds from collection of loan principal	35,184,841,574	5,117,422,962	73,958,650,963	27,075,216,252
Principal collection of finance lease receivables	222,069,392	32,298,653	70,773
Proceeds from collection of loan principal due from related parties	1,000,000	145,444	272,318	4,132,735
Realized investment income of short- term investments	10,117,286	1,471,498
Purchases of short-term investments	(1,352,558,415)	(196,721,462)	(1,155,150,000)	(4,910,302,112)
Purchases of property and equipment, intangible assets and land use right	(140,387,756)	(20,418,552)	(11,298,011)	(4,607,296)
Purchases of equity method investment				(70,000,000)
Payments to originate loan principal	(37,036,365,868)	(5,386,716,001)	(78,473,735,690)	(30,218,978,369)
Purchase of current assets held for lease	(1,332,008,977)	(193,732,671)	(26,479,085)
Payments to originate loan principal due from related parties				(2,700,000)
Net cash used in investing activities	(2,790,734,349)	(405,895,476)	(4,422,318,732)	(3,598,136,678)
Cash flows from financing activities:
Contribution from shareholders				2,546,172,365
Proceeds from issuance of ordinary shares			5,339,532,767
Proceeds from borrowings	2,644,659,751	384,649,807	15,989,866,179	9,487,194,896
Proceeds from related parties	513,847,929	74,736,082	850,500,000
Refund of guarantee deposits from Funding Partners	396,555,231	57,676,566	286,707,459	90,375,383
Proceeds from exercise of share options	2,458	358
Payments to related parties	(2,231,923)	(324,620)	(17,812,790)	(777,326,275)
Repayment of borrowings	(8,025,871,949)	(1,167,314,661)	(11,825,431,453)	(6,897,751,640)
Distributions to shareholders				(838,434,577)
Repurchase of ordinary shares	(1,410,222,466)	(205,108,351)	(421,164,802)
Payments for IPO expenditure	(1,378,058)	(200,430)	(39,461,883)	(450,000)
Payments of guarantee deposits to Funding Partners	(843,200,007)	(122,638,355)	(161,096,338)	(230,050,643)
Net cash (used in)/provided by financing activities	(6,727,839,034)	(978,523,604)	10,001,639,139	3,379,729,509
Effect of exchange rate changes	(57,682,237)	(8,389,533)	(77,947,461)
Net (decrease)/increase in cash and cash equivalents, and restricted cash	(6,243,936,793)	(908,142,941)	8,299,181,732	575,655,970
Cash and cash equivalents, and restricted cash at beginning of the year	9,084,951,709	1,321,351,423	785,769,977	210,114,007
Cash and cash equivalents, and restricted cash at end of the year	2,841,014,916	413,208,482	9,084,951,709	785,769,977
Supplemental disclosures of cash flow information:
Income taxes paid	208,640,115	30,345,446	231,132,984	54,370,824
Interest expense paid	¥ 609,826,651	$ 88,695,608	¥ 565,446,800	¥ 193,351,692